Debt Instruments - Changes in financial assets at FVTOCI (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Valuation adjustments, FVTOCI	$ 3,565	$ 4,108	$ (1,226)
Amounts reclassified to the consolidated income statement, FVTOCI	(843)	(189)	69
Financial assets	1,773,414	1,407,320
Debt instruments.
Financial assets
Valuation adjustments, FVTOCI	3,560	4,108
Financial assets	573,046	355,333
Financial assets at fair value through other comprehensive income category | Debt instruments.
Financial assets
Financial assets, as originally presented		233,463	154,483	$ 164,947
Financial assets, Reclassification, Adjustments on initial adoption of IFRS 9				(73,131)
Financial assets, restated		233,463	154,483	$ 91,816
Net additions/(disposals), FVTOCI	119,141	75,061	63,824
Valuation adjustments, FVTOCI	3,560	4,108	(1,226)
Amounts reclassified to the consolidated income statement, FVTOCI	(843)	(189)	69
Financial assets	355,321	$ 233,463	$ 154,483
Financial assets at fair value through other comprehensive income category | Debt instruments. | Gross carrying amount
Financial assets
Financial assets	$ 355,321